Expense Example	Apr. 24, 2026 USD ($)
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	376
Expense Example, with Redemption, 10 Years	898
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	706
T. Rowe Price Maryland Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	301
Expense Example, with Redemption, 10 Years	684
T. Rowe Price Maryland Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
T. Rowe Price Maryland Tax-Free Money Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	887
T. Rowe Price Maryland Tax-Free Money Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	$ 614